Shareholders' Equity (Details) - $ / shares	1 Months Ended
	Dec. 17, 2020	May 21, 2020	Jul. 01, 2019	Oct. 30, 2018
Disclosure of share capital, reserves and other equity interest [text block] [Abstract]
Ordinary shares			7,000,000	6,250,000
Offering price per share			$ 5	$ 8
Underwriters description	On December 17, 2020, the Company closed a third follow-on offering of its Ordinary shares on the Nasdaq, which resulted in the sale of 8,125,000 Ordinary shares at a public offering price of $8 per share, before underwriting discounts. The underwriters had a 30-day option to purchase up to 1,218,750 additional shares at a public offering price of $8 per share and exercised in full their option to purchase such shares. The exercise of the underwriters’ option closed on December 17, 2020. The Company received net proceeds from the offering of $68,988 (net of issuance costs and underwriting discounts of $5,762).	On May 21, 2020, the Company closed a second follow-on offering of its Ordinary shares on the Nasdaq, which resulted in the sale of 13,333,334 ordinary shares at a public offering price of $4.50 per share, before underwriting discounts. The underwriters had a 30-day option to purchase up to 2,000,000 additional shares at a public offering price of $4.50 per share and exercised in full their option to purchase such shares. The exercise of the underwriters’ option closed on May 26, 2020. The Company received net proceeds from the offering of $63,860 (net of issuance costs and underwriting discounts of $5,140).	The underwriters had a 30-day option to purchase up to 1,050,000 additional shares at a public offering price of $5 per share and exercised in full their option to purchase an additional 1,050,000 Ordinary shares at the public offering price of $5 per share. The exercise of the underwriters’ option closed on July 8, 2019. The Company received net proceeds from the offering of $37,140 (net of issuance costs and underwriting discounts of $3,110).	The underwriters purchased 398,368 additional shares at a public offering price of $8 per share. The Company received net proceeds from the IPO of $47,241 (net of issuance costs and underwriting discounts of $5,947). Upon the closing of the IPO, all of the Company’s outstanding Preferred shares automatically converted into 17,289,289 Ordinary shares.